Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
REVENUE
Principal	$ 374,484	$ 351,743
Other partner revenue	26,693	24,502
Total Revenue	401,177	376,245
Direct cost of revenue	335,722	322,341
Gross Profit	65,455	53,904
OPERATING EXPENSES
Employment costs	31,860	27,890
Marketing and communications	1,608	1,460
Technology services	2,577	2,210
Depreciation and amortization	4,668	3,364
Foreign exchange loss (gain)	401	(36)
Other operating expenses	7,994	8,786
Total Operating Expenses	49,108	43,674
Finance income	(908)	(666)
Finance costs	211
INCOME BEFORE INCOME TAXES	17,044	10,896
Income tax expense	5,155	3,104
NET INCOME	11,889	7,792
Items that will subsequently be reclassified to profit or loss:
Unrealized gain (loss) on foreign exchange derivatives designated as cash flow hedges	556	(1,394)
Income tax effect	(147)	369
Reclassification to net income of loss on foreign exchange derivatives designated as cash flow hedges	550	7
Income tax effect	(146)	(2)
Foreign currency translation adjustment	17
Other comprehensive income (loss) for the period, net of income tax	830	(1,020)
TOTAL COMPREHENSIVE INCOME	$ 12,719	$ 6,772
EARNINGS PER SHARE
Basic earnings per share	$ 0.87	$ 0.54
Diluted earnings per share	$ 0.86	$ 0.54